Condensed Balance Sheets (Unaudited) (Parentheticals) - $ / shares		Jun. 30, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	[1]	$ 0	$ 0
Ordinary shares, authorized	[1]	2,000,000,000	79,582
Ordinary shares, shares issued	[1]	5,880,763	16,778
Ordinary shares, shares outstanding	[1]	5,880,763	16,778

[1]	Retroactively adjusted to give effect to the reverse share split, see also note 4b.